SUBSEQUENT EVENTS (Details)		1 Months Ended			9 Months Ended		12 Months Ended
	May 12, 2021	Apr. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)	Apr. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Gross proceeds received					$ 2,626,050	$ 1,701,044
Face value					72,269
Gross proceeds from converted debt conversion		$ 442,597
Reverse stock split ratio	0.064
Convertible Debt 2020 Regulation D Offering
Subsequent Event [Line Items]
Gross proceeds received							$ 755,000
Convertible Debt 2020 Regulation D Offering | Convertible Debt [Member]
Subsequent Event [Line Items]
Gross proceeds received					$ 55,000	$ 800,000	$ 800,000
Debt instrument term					9 months		9 months
Interest rate of loans					14.00%		14.00%
Gross proceeds from converted debt conversion					$ 10,000,000		$ 10,000,000
Paycheck Protection Program, Cares Act
Subsequent Event [Line Items]
Face value			$ 1,347,050	$ 203,994
Debt instrument term			2 years	2 years
Interest rate of loans			1.00%	1.00%
Subsequent Events
Subsequent Event [Line Items]
Reverse stock split ratio	15.625